Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provisions

					2022	2021
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	4,535	18,674	703	12,916	36,828	30,896
Additions (i)	4,282	5,016	724	3,126	13,148	33,305
Derecognition of Nexa’s share of Enercan’s provisions – note 4 (ii)	(311)	-	-	-	(311)	-
Reversals	(722)	(3,288)	(409)	(1,065)	(5,484)	(20,132)
Interest accrual	547	1,494	(383)	96	1,754	746
Payments	(802)	(1,936)	(1,180)	(666)	(4,584)	(5,327)
Foreign exchange effects	398	1,117	89	662	2,266	(2,385)
Other	232	(557)	700	(95)	280	(275)
Balance at the end of the year	8,159	20,520	244	14,974	43,897	36,828

Schedule of provisions and judicial deposits

			2022			2021
	Judicial deposits	Provisions	Carrying amount	Judicial deposits	Provisions	Carrying amount
Tax	(1,200)	9,359	8,159	(1,528)	6,062	4,534
Labor	(3,399)	23,919	20,520	(2,752)	21,431	18,679
Civil	-	244	244	(751)	1,451	700
Environmental	-	14,974	14,974	-	12,915	12,915
Balance at the end of the year	(4,599)	48,496	43,897	(5,031)	41,859	36,828

Schedule of contingent liabilities

	2022	2021
Tax (i)	134,637	156,779
Labor (ii)	41,454	36,215
Civil (iii)	16,946	14,618
Environmental (iv)	112,541	97,027
	305,578	304,639